Capital and Equity (Details) - shares	Sep. 30, 2021	Mar. 31, 2021
Capital and Equity (Details) [Line Items]
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, outstanding	19,308,371	13,263,066
Ordinary shares, issued	19,308,371	13,263,066
Employee Award Plan [Member]
Capital and Equity (Details) [Line Items]
Ordinary shares issued	890,000
Conversion of Convertible Promissory Notes [Member]
Capital and Equity (Details) [Line Items]
Ordinary shares issued	5,155,305